Subsequent Events (Details Narrative) - USD ($)		1 Months Ended				12 Months Ended
	Jun. 11, 2021	Aug. 23, 2021	Aug. 19, 2021	Jul. 22, 2021	Jun. 16, 2021	May 31, 2020	May 31, 2021
Original issue discount						$ 25,180	$ 946,873
Common Stock [Member]
Shares issued for commitment fee, shares						13,125
Subsequent Event [Member] | Asset Purchase Agreement [Member] | Existing Franchisee [Member]
Shares issued to acquire assets, shares				6,000
Shares issued to acquire assets, value				$ 65,100
Shares issued price per share				$ 10.85
Subsequent Event [Member] | FirstFire SPA [Member] | FirstFire Global Opportunities Fund, LLC [Member]
Debt maturity date	Jun. 10, 2023
Principal amount of debt instrument	$ 1,266,666
Debt instrument, default interest rate	12.00%
Shares issued for commitment fee, shares	11,875
Debt principal payment	$ 1,266,666
Debt payment terms	The Company agreed to pay to $1,266,666 (the “FirstFire Principal Sum”) to FirstFire and to pay interest on the principal balance at the rate of 12% per annum (provided that the first six months of interest shall be guaranteed and the remaining 18 months of interest shall be deemed earned in full if any amount is outstanding under the FirstFire Note after 180 days from June 10, 2021).
Original issue discount	$ 126,666
Proceeds from issuance of debt	$ 1,140,000
Debt conversion, description	FirstFire may convert the FirstFire Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the FirstFire Note; provided however, that the limitation on conversion may be waived (up to 9.99%) by FirstFire upon, at the election of FirstFire, not less than 61 days’ prior notice to the Company) at any time at a conversion price equal to $11.50 per share, as the same may be adjusted as provided in the FirstFire Note.
Debt conversion price	$ 11.50
Outstanding payment, percentage	125.00%
Warrants issued	593,750
Warrant expiration date	Nov. 01, 2021
Warrant exercise price	$ 10.73
Subsequent Event [Member] | GS SPA [Member] | GS Capital [Member]
Debt maturity date					Jun. 10, 2023
Principal amount of debt instrument					$ 333,333
Debt instrument, default interest rate					12.00%
Shares issued for commitment fee, shares					3,125
Debt principal payment					$ 300,000
Debt payment terms					The Company agreed to pay to $300,000.00 (the “GS Principal Sum”) to GS and to pay interest on the principal balance at the rate of 12% per annum (provided that the first six months of interest shall be guaranteed and the remaining 18 months of interest shall be deemed earned in full if any amount is outstanding under the GS Note after 180 days from June 10, 2021).
Original issue discount					$ 33,333
Proceeds from issuance of debt					$ 300,000
Debt conversion, description					GS may convert the GS Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the GS Note; provided however, that the limitation on conversion may be waived (up to 9.99%) by GS upon, at the election of GS, not less than 61 days’ prior notice to the Company) at any time at a conversion price equal to $11.50 per share, as the same may be adjusted as provided in the GS Note.
Increase in debt					$ 100,000
Debt conversion price					$ 11.50
Outstanding payment, percentage					125.00%
Warrants issued					156,250
Warrant expiration date					Nov. 01, 2021
Warrant exercise price					$ 10.73
Subsequent Event [Member] | Fourth Amendment [Member] | Maxim [Member]
Repayment of debt			$ 500,000
Debt payment terms			The Company and Maxim agreed that all obligations under the Series A-2 Maxim Note, as amended, shall be extinguished, and the Series A-2 Maxim Note, as amended, shall be deemed repaid in its entirety, upon the satisfaction of the following obligations: (i) the Company’s payment of $500,000 to Maxim within three business days of August 19, 2021, (ii) the Company’s issuance of 20,000 restricted shares of the Company’s common stock to Maxim within seven business days of August 19, 2021, and (iii) the Company’s issuance of a common stock purchase warrant to Maxim on August 19, 2021 for the purchase of 365,000 shares of the Company’s common stock.
Warrants issued			365,000
Warrant exercise price			$ 13.00
Restricted shares issued to purchase common stock			200,000
Subsequent Event [Member] | Fourth Amendment [Member] | Maxim [Member] | Common Stock [Member]
Shares reserved for future issuance			365,000
Subsequent Event [Member] | Jefferson SPA [Member] | Jefferson [Member]
Debt maturity date		Aug. 23, 2023
Principal amount of debt instrument		$ 333,333
Repayment of debt		$ 300,000
Debt instrument, default interest rate		12.00%
Shares issued for commitment fee, shares		3,125
Debt principal payment		$ 333,333
Original issue discount		333,333
Proceeds from issuance of debt		$ 300,000
Debt conversion, description		That upon failure to make any payment under the Jefferson Note, the conversion price will be $10.00 per share, as the same may be adjusted as provided in the Jefferson Note. The Jefferson Note has a 4.99% equity blocker; provided, however, that the 4.99% equity blocker may be waived (up to 9.99%) by Jefferson, at Jefferson’s election, on not less than 61 days’ prior notice to the Company.
Debt conversion price		$ 11.50
Warrants issued		156,250
Warrant expiration date		Nov. 01, 2021
Warrant exercise price		$ 10.73
Proceeds from equity financing		$ 3,000,000
Subsequent Event [Member] | Jefferson SPA [Member] | Jefferson [Member] | Minimum [Member]
Debt instrument, default interest rate		20.00%